UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

June 30, 2014

1.803298.110

GVP-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 6.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 6.2%
U.S. Treasury Bills
8/14/14 to 6/25/15	0.11 to 0.13%	$ 670,748	$ 670,331
U.S. Treasury Notes
8/31/14 to 1/31/16	0.07 to 0.17 (b)	967,000	971,999
TOTAL TREASURY DEBT (Cost $1,642,330)			1,642,330
Government Agency Debt - 41.2%

Federal Agencies - 41.2%
Fannie Mae
8/28/14 to 8/5/15	0.12 to 0.20 (b)	848,305	848,594
Federal Farm Credit Bank
8/12/14 to 1/13/15	0.12 to 0.15 (b)	660,000	659,969
Federal Home Loan Bank
7/7/14 to 12/11/15	0.08 to 0.22 (b)	8,534,650	8,534,231
Freddie Mac
8/20/14 to 7/17/15	0.10 to 0.20 (b)	939,850	939,901
TOTAL GOVERNMENT AGENCY DEBT (Cost $10,982,695)			10,982,695
Government Agency Repurchase Agreement - 33.5%
	Maturity Amount (000s)
In a joint trading account at:
0.09% dated 6/30/14 due 7/1/14 (Collateralized by U.S. Government Obligations) #	$ 275,673	275,672
0.11% dated 6/30/14 due 7/1/14 (Collateralized by U.S. Government Obligations) #	2,587,957	2,587,949
With:
BNP Paribas Securities Corp. at 0.07%, dated 6/20/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $695,619,179, 0% - 6%, 12/24/14 - 7/1/44)	682,006	681,965
Citibank NA at 0.08%, dated 6/24/14 due 7/1/14 (Collateralized by U.S. Government Obligations valued at $239,021,224, 1.63% - 6.5%, 11/1/16 - 5/15/46)	233,696	233,692

	Maturity Amount (000s)	Value (000s)
ING Financial Markets LLC at:
0.08%, dated 6/6/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $333,557,890, 3% - 7%, 5/1/26 - 6/1/44)	$ 327,044	$ 327,000
0.09%, dated:
6/12/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $459,020,664, 2.5% - 6%, 12/1/24 - 12/1/47)	450,069	450,000
6/20/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $166,952,528, 3.5% - 4%, 7/1/26 - 1/1/43)	163,696	163,671
Merrill Lynch, Pierce, Fenner & Smith at 0.08%, dated 5/28/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $584,090,008, 2.17% - 5%, 11/1/20 - 6/1/44)	572,654	572,594
Morgan Stanley & Co., Inc. at 0.08%, dated 6/30/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $180,540,401, 3.5% - 5%, 11/1/26 - 3/1/44)	177,003	177,000
RBC Capital Markets Corp. at:
0.08%, dated:
5/1/14 due 7/1/14 (Collateralized by U.S. Government Obligations valued at $545,218,786, 1.88% - 7%, 3/1/19 - 4/15/49)	534,527	534,455
5/5/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $544,548,791, 0.55% - 7.5%, 7/1/17 - 4/15/49)	533,307	533,231
5/13/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $765,948,509, 0.5% - 9.3%, 5/22/19 - 5/1/44)	749,934	749,831
5/19/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $255,214,031, 2% - 10%, 10/15/19 - 7/1/44)	250,033	250,000
0.1%, dated 5/21/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $274,918,141, 2.1% - 5%, 3/1/28 - 5/1/44)	269,585	269,495
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.1%, dated 5/8/14 due:
8/7/14 (Collateralized by U.S. Government Obligations valued at $299,875,938, 2.22% - 6.5%, 1/1/22 - 8/1/43)	$ 293,899	$ 293,825
8/8/14 (Collateralized by U.S. Government Obligations valued at $337,670,643, 3% - 5.5%, 6/1/21 - 6/20/44)	331,085	331,000
0.11%, dated 5/13/14 due 8/13/14 (Collateralized by U.S. Government Obligations valued at $510,076,359, 3% - 5.5%, 5/1/24 - 6/1/44)	500,141	500,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $8,931,380)		8,931,380
Treasury Repurchase Agreement - 19.8%
	Maturity Amount (000s)	Value (000s)
With Federal Reserve Bank of New York at 0.05%, dated 6/30/14 due 7/1/14 (Collateralized by U.S. Treasury Obligations valued at $5,259,007,365, 3.13% 2/15/42)	$ 5,259,007	$ 5,259,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $26,815,405)		26,815,405
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(180,226)
NET ASSETS - 100%		$ 26,635,179
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$275,672,000 due 7/01/14 at 0.09%
BNP Paribas Securities Corp.	$ 124,090
Citibank NA	103,351
Merrill Lynch, Pierce, Fenner & Smith, Inc.	48,231
$ 275,672
$2,587,949,000 due 7/01/14 at 0.11%
BNP Paribas Securities Corp.	$ 353,505
Bank of America NA	680,132
Citibank NA	255,634
Credit Agricole CIB New York Branch	86,477
Credit Suisse Securities (USA) LLC	180,201
Deutsche Bank Securities, Inc.	40,901
HSBC Securities (USA), Inc.	95,591
ING Financial Markets LLC	292,153
J.P. Morgan Securities, Inc.	363,146
Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,309
Morgan Stanley & Co., Inc.	43,823
Societe Generale	146,077
$ 2,587,949
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2014, the cost of investment securities for income tax purposes was $26,815,405,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

June 30, 2014

1.803300.110

MMP-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 55.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 7.3%
BMO Harris Bank NA
10/17/14	0.20%	$ 100,000	$ 100,000
Branch Banking & Trust Co.
9/25/14	0.22	174,000	174,000
Citibank NA
8/5/14 to 10/30/14	0.21	3,024,000	3,024,000
Wells Fargo Bank NA
11/4/14 to 3/16/15	0.20 to 0.21 (c)	1,459,000	1,459,000
			4,757,000
London Branch, Eurodollar, Foreign Banks - 4.4%
Credit Agricole SA
9/9/14	0.24	607,000	607,000
ING Bank NV
7/14/14	0.19	461,000	461,000
Mizuho Corporate Bank Ltd.
7/29/14	0.25	285,000	284,945
National Australia Bank Ltd.
8/11/14 to 1/5/15	0.20 to 0.21 (c)	1,486,000	1,486,000
			2,838,945
New York Branch, Yankee Dollar, Foreign Banks - 43.5%
Bank of Montreal Chicago CD Program
8/22/14 to 3/13/15	0.18 to 0.24 (c)	1,372,000	1,372,000
Bank of Nova Scotia
7/7/14 to 5/15/15	0.20 to 0.29 (c)	2,998,000	2,998,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/9/14 to 12/3/14	0.24 to 0.25	3,280,000	3,280,000
BNP Paribas New York Branch
7/1/14 to 9/12/14	0.13 to 0.27	1,523,000	1,523,000
Canadian Imperial Bank of Commerce
11/28/14 to 3/13/15	0.24 to 0.29 (c)	1,207,000	1,207,000
Credit Agricole CIB
7/2/14 to 9/3/14	0.24 to 0.26	1,942,000	1,942,000
Credit Suisse AG
8/11/14 to 11/3/14	0.25 to 0.31 (c)	1,600,000	1,600,000
Deutsche Bank
8/27/14	0.24	639,000	639,000
Mizuho Corporate Bank Ltd.
7/7/14 to 10/21/14	0.10 to 0.25	2,153,000	2,153,000
Natexis Banques Populaires New York Branch
7/1/14 to 9/2/14	0.13 to 0.24	3,268,000	3,268,000
Royal Bank of Canada
4/9/15 to 6/26/15	0.22 to 0.23 (c)	420,000	420,000
Societe Generale
7/31/14	0.25 (c)	1,006,000	1,006,000
Sumitomo Mitsui Banking Corp.
7/7/14 to 12/15/14	0.22 to 0.31 (c)	3,282,000	3,281,999

	Yield (a)	Principal Amount (000s)	Value (000s)
Sumitomo Mitsui Trust Banking Ltd.
7/11/14 to 10/24/14	0.24 to 0.26%	$ 1,492,000	$ 1,492,000
Svenska Handelsbanken, Inc.
9/25/14	0.22	55,000	55,001
Toronto-Dominion Bank
9/10/14 to 6/8/15	0.22 to 0.25 (c)	1,028,000	1,028,000
UBS AG
10/3/14 to 12/23/14	0.25 to 0.26 (c)	1,086,000	1,086,000
			28,351,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $35,946,945)			35,946,945
Financial Company Commercial Paper - 6.3%

BNP Paribas Finance, Inc.
7/2/14 to 8/1/14	0.13 to 0.27	1,303,000	1,302,861
Commonwealth Bank of Australia
2/23/15	0.22 (c)	85,000	85,000
General Electric Capital Corp.
11/3/14	0.20	186,000	185,871
JPMorgan Securities LLC
9/3/14	0.27	266,000	265,872
Skandinaviska Enskilda Banken AB
7/31/14 to 8/19/14	0.24	1,338,000	1,337,660
Svenska Handelsbanken, Inc.
9/22/14 to 9/25/14	0.22	917,000	916,525
Toronto Dominion Holdings (U.S.A.)
2/3/15	0.24	4,000	3,994
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $4,097,783)			4,097,783
Treasury Debt - 7.1%

U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Notes
7/15/14	0.08	208,755	209,261
U.S. Treasury Obligations - 6.8%
U.S. Treasury Bills
8/14/14 to 6/25/15	0.11 to 0.14	1,568,000	1,567,084
U.S. Treasury Notes
8/15/14 to 11/30/14	0.08 to 0.18	2,836,725	2,858,806
			4,425,890
TOTAL TREASURY DEBT (Cost $4,635,151)			4,635,151
Other Note - 0.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Medium-Term Notes - 0.9%
Svenska Handelsbanken AB
12/15/14 to 12/26/14
(Cost $618,000)	0.28% (b)(c)	$ 618,000	$ 618,000
Variable Rate Demand Note - 0.1%

Delaware - 0.1%
LP Pinewood SPV LLC Taxable LOC Wells Fargo Bank NA, VRDN
7/7/14
(Cost $67,000)	0.15 (c)	67,000	67,000
Government Agency Debt - 4.8%

Federal Agencies - 4.8%
Fannie Mae
9/11/14	0.13 (c)	422,000	421,984
Federal Home Loan Bank
8/15/14 to 9/14/15	0.08 to 0.22 (c)	2,037,740	2,037,576
Freddie Mac
7/16/15 to 7/17/15	0.14 (c)	638,000	637,933
TOTAL GOVERNMENT AGENCY DEBT (Cost $3,097,493)			3,097,493
Other Instrument - 1.0%

Time Deposits - 1.0%
Credit Agricole CIB
7/1/14	0.09	363,000	363,000
ING Bank NV
7/1/14	0.11	309,000	309,000
TOTAL OTHER INSTRUMENT (Cost $672,000)			672,000
Other Municipal Debt - 0.5%

Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14
(Cost $317,207)	316,300	317,207
Government Agency Repurchase Agreement - 5.6%
	Maturity Amount (000s)
In a joint trading account at:
0.09% dated 6/30/14 due 7/1/14 (Collateralized by U.S. Government Obligations) #	$ 22,672	22,672
0.11% dated 6/30/14 due 7/1/14 (Collateralized by U.S. Government Obligations) #	2,623,929	2,623,921

	Maturity Amount (000s)	Value (000s)
With:
Citibank NA at 0.08%, dated 6/24/14 due 7/1/14 (Collateralized by U.S. Government Obligations valued at $585,154,749, 1.57% - 7.5%, 2/1/16 - 4/15/49)	$ 573,482	$ 573,473
Morgan Stanley & Co., Inc. at 0.08%, dated 6/30/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $433,500,964, 3% - 6%, 12/1/25 - 11/1/50)	425,007	425,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $3,645,066)		3,645,066
Treasury Repurchase Agreement - 9.4%

With Federal Reserve Bank of New York at 0.05%, dated 6/30/14 due 7/1/14 (Collateralized by U.S. Treasury Obligations valued at $6,090,008,509, 2.38% - 2.63%, 4/30/18 - 5/31/18) (Cost $6,090,000)	6,090,008	6,090,000
Other Repurchase Agreement - 9.1%

Other Repurchase Agreement - 9.1%
With:
BNP Paribas Securities Corp. at:
0.25%, dated 6/12/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $84,011,084, 1.65% - 9.25%, 9/15/16 - 4/22/44)	80,018	80,000
0.28%, dated 6/30/14 due 7/1/14 (Collateralized by U.S. Government Obligations valued at $306,206,049, 2.68% - 7%, 5/25/21 - 6/20/62)	300,002	300,000
0.44%, dated 5/12/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $17,290,560, 5.13% - 9.25%, 8/15/17 - 10/2/43)	16,012	16,000
Citigroup Global Markets, Inc. at:
0.18%, dated 6/30/14 due 7/1/14 (Collateralized by Equity Securities valued at $19,440,180)	18,000	18,000
0.81%, dated 4/16/14 due 7/15/14 (Collateralized by Corporate Obligations valued at $102,776,625, 1.50% - 8.25%, 4/15/16 - 1/1/49)	95,192	95,000
0.98%, dated 5/20/14 due 10/3/14 (Collateralized by Corporate Obligations valued at $172,997,568, 0.1% - 9.25%, 9/21/14 - 2/28/52)	160,788	160,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.2%, dated 6/24/14 due 7/1/14 (Collateralized by U.S. Government Obligations valued at $44,294,539, 0.50%, 9/20/35)	$ 43,002	$ 43,000
0.44%, dated 6/24/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $66,969,237, 5.63% - 12.13%, 11/15/16 - 4/1/23)	62,005	62,000
0.63%, dated:
6/12/14 due:
9/10/14 (Collateralized by Corporate Obligations valued at $100,948,378, 0% - 5.80%, 11/20/25 - 12/10/44)	96,151	96,000
9/12/14 (Collateralized by Corporate Obligations valued at $100,832,958, 0% - 3.60%, 5/15/25 - 4/19/44)	96,155	96,000
6/27/14 due:
9/17/14 (Collateralized by Corporate Obligations valued at $111,429,001, 0.48% - 8.48%, 7/15/24 - 2/15/51)	106,152	106,000
9/24/14 (Collateralized by Corporate Obligations valued at $114,620,313, 1.25% - 7.28%, 1/19/25 - 5/15/46)	109,170	109,000
0.64%, dated:
5/9/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $277,818,099, 0.26% - 7.24%, 12/25/27 - 6/25/47)	257,411	257,000
6/4/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $135,062,515, 0.26% - 5.49%, 11/27/24 - 3/15/47)	125,200	125,000
0.7%, dated 4/16/14 due 10/14/14 (Collateralized by Corporate Obligations valued at $25,961,063, 5.63% - 11.38%, 5/15/17 - 6/1/22)	24,084	24,000
HSBC Securities, Inc. at 0.18%, dated 6/30/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $210,003,270, 1.2% - 9.25%, 9/15/14 - 6/9/44)	200,001	200,000

	Maturity Amount (000s)	Value (000s)
J.P. Morgan Clearing Corp. at:
0.59%, dated 6/13/14 due 10/14/14 (Collateralized by Corporate Obligations valued at $47,840,677, 1.50% - 4.50%, 7/1/18 - 7/15/20)	$ 44,089	$ 44,000
0.62%, dated 6/25/14 due 11/24/14 (Collateralized by Corporate Obligations valued at $139,145,715, 1% - 3%, 8/1/18 - 10/15/42)	128,335	128,000
0.63%, dated 6/19/14 due 9/29/14 (Collateralized by Corporate Obligations valued at $122,853,495, 1.50% - 4.25%, 6/1/16 - 12/15/43)	113,415	113,000
0.64%, dated 4/8/14 due 10/6/14 (Collateralized by Corporate Obligations valued at $148,048,501, 0.50% - 7.50%, 10/1/14 - 12/15/37)	136,438	136,000
J.P. Morgan Securities, Inc. at:
0.21%, dated 6/25/14 due 7/2/14 (Collateralized by U.S. Government Obligations valued at $128,754,103, 0.09% - 8.9%, 5/15/25 - 11/16/53)	125,005	125,000
0.59%, dated 6/4/14 due 9/29/14 (Collateralized by Commercial Paper Obligations valued at $39,159,691, 7/2/14- 9/17/14)	38,123	38,000
0.61%, dated:
3/5/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $95,230,094, 0.15% - 6%, 8/25/34 - 12/25/46)	88,333	88,000
3/12/14 due 7/10/14 (Collateralized by Mortgage Loan Obligations valued at $141,744,584, 0.31% - 5.23%, 3/25/35 - 1/25/47)	131,266	131,000
5/14/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $148,078,018, 0.33% - 6.21%, 4/25/35 - 12/10/49)	137,487	137,000
6/4/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $258,234,154, 2.25% - 50.03%, 5/25/35 - 12/10/49)	239,802	239,000
6/16/14 due 9/29/14 (Collateralized by Equity Securities valued at $239,636,849)	224,569	224,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at: - continued
0.61%, dated:
6/19/14 due 9/29/14 (Collateralized by Equity Securities valued at $26,092,308)	$ 24,060	$ 24,000
0.63%, dated 6/18/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $316,507,693, 0% - 38.87%, 1/25/19 - 2/15/51)	294,220	293,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.24%, dated 6/26/14 due 7/3/14 (Collateralized by U.S. Government Obligations valued at $328,580,953, 0% - 17.16%, 12/25/19 - 6/20/64)	319,015	319,000
0.5%, dated 6/30/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $395,007,392, 0% - 7.38%, 1/5/15 - 7/1/2114)	377,005	377,000
0.78%, dated:
5/5/14 due 8/4/14 (Collateralized by Equity Securities valued at $87,588,039)	81,160	81,000
5/8/14 due 8/6/14 (Collateralized by Equity Securities valued at $154,620,834)	143,279	143,000
5/16/14 due 8/14/14 (Collateralized by Equity Securities valued at $212,972,118)	197,384	197,000
0.85%, dated 6/4/14 due 8/6/14 (Collateralized by Corporate Obligations valued at $223,688,236, 0% - 38.9%, 7/10/14 - 11/25/52)	207,308	207,000
RBC Capital Markets Co. at:
0.25%, dated 6/24/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $76,185,183, 0% - 11.60%, 8/25/18 - 3/1/44)	74,007	74,000
0.29%, dated 6/23/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $89,555,430, 0% - 11.60%, 6/15/21 - 5/1/44)	87,064	87,000

	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Co. at:- continued
0.38%, dated:
6/17/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $66,969,896, 3.5% - 12.75%, 2/12/15 - 5/15/39)	$ 62,009	$ 62,000
6/20/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $79,929,281, 3.5% - 14.75%, 11/10/14 - 6/24/44)	74,013	74,000
0.4%, dated 6/17/14 due 7/1/14 (Collateralized by Mortgage Loan Obligations valued at $26,956,213, 0.31% - 6.29%, 2/25/16 - 2/10/51)	25,004	25,000
SG Americas Securities, LLC at:
0.27%, dated:
6/24/14 due 7/1/14 (Collateralized by Equity Securities valued at $171,729,027)	159,008	159,000
6/25/14 due 7/2/14 (Collateralized by Corporate Obligations valued at $84,003,781, 0.68% - 9%, 4/1/15 - 5/15/44)	80,004	80,000
6/26/14 due 7/3/14 (Collateralized by Equity Securities valued at $138,245,212)	128,007	128,000
0.36%, dated 6/25/14 due 7/2/14 (Collateralized by Corporate Obligations valued at $137,342,536, 0.5% - 14.75%, 10/1/14 - 2/2/67)	128,009	128,000
UBS Securities LLC at 0.43%, dated:
4/8/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $139,060,989, 1% - 9.75%, 8/7/15 - 11/15/43)	130,141	130,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at:- continued
0.43%, dated:
4/15/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $86,479,464, 0% - 9.38%, 3/15/15 - 11/15/43)	$ 80,086	$ 80,000
Wells Fargo Securities, LLC at 0.4%, dated 6/25/14 due 7/2/14 (Collateralized by Corporate Obligations valued at $83,397,913, 0.72% - 11.75%, 9/30/14 - 11/25/46)	80,006	80,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $5,938,000)		5,938,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $65,124,645)		65,124,645
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,599)
NET ASSETS - 100%		$ 65,114,046
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $618,000,000 or 0.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$22,672,000 due 7/01/14 at 0.09%
BNP Paribas Securities Corp.	$ 10,205
Citibank NA	8,500
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,967
$ 22,672
$2,623,921,000 due 7/01/14 at 0.11%
BNP Paribas Securities Corp.	$ 358,419
Bank of America NA	689,586
Citibank NA	259,187
Credit Agricole CIB New York Branch	87,679
Credit Suisse Securities (USA) LLC	182,704
Deutsche Bank Securities, Inc.	41,470
HSBC Securities (USA), Inc.	96,920
ING Financial Markets LLC	296,214
J.P. Morgan Securities, Inc.	368,194
Merrill Lynch, Pierce, Fenner & Smith, Inc.	51,009
Morgan Stanley & Co., Inc.	44,432
Societe Generale	148,107
$ 2,623,921
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2014, the cost of investment securities for income tax purposes was $65,124,645,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

June 30, 2014

1.803301.110

DOM-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 43.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.4%
Citibank NA
9/23/14 to 9/29/14	0.21%	$ 290,000	$ 290,000
Wells Fargo Bank NA
12/5/14	0.20 (c)	235,000	235,000
			525,000
London Branch, Eurodollar, Foreign Banks - 2.2%
ING Bank NV
7/14/14	0.19	270,000	270,000
National Australia Bank Ltd.
8/11/14 to 1/5/15	0.20 to 0.21 (c)	550,000	550,000
			820,000
New York Branch, Yankee Dollar, Foreign Banks - 39.5%
Bank of Montreal Chicago CD Program
3/13/15	0.24 (c)	352,000	352,000
Bank of Nova Scotia
7/7/14 to 5/15/15	0.20 to 0.29 (c)	1,808,000	1,808,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/9/14 to 12/9/14	0.24 to 0.25	1,906,000	1,906,000
BNP Paribas New York Branch
7/1/14 to 9/12/14	0.13 to 0.26	789,000	789,000
Canadian Imperial Bank of Commerce
11/28/14 to 3/13/15	0.24 to 0.29 (c)	895,000	895,000
Credit Agricole CIB
7/2/14 to 9/3/14	0.24 to 0.26	1,272,000	1,272,000
Credit Suisse AG
8/11/14 to 9/10/14	0.25 to 0.31	657,000	657,000
Deutsche Bank
8/27/14	0.24	150,000	150,000
Mizuho Corporate Bank Ltd.
7/7/14 to 10/21/14	0.10 to 0.25	1,233,000	1,233,000
Natexis Banques Populaires New York Branch
7/2/14 to 8/4/14	0.13 to 0.23	1,550,000	1,550,000
Oversea-Chinese Banking New York Branch
7/25/14	0.21	300,000	300,000
Royal Bank of Canada
4/9/15	0.23 (c)	143,000	143,000
Sumitomo Mitsui Banking Corp.
7/7/14 to 12/15/14	0.22 to 0.31 (c)	1,911,000	1,911,000
Sumitomo Mitsui Trust Banking Ltd.
7/11/14 to 10/24/14	0.24 to 0.26	910,000	910,000
Toronto-Dominion Bank
9/10/14 to 6/8/15	0.21 to 0.25 (c)	536,000	536,000
UBS AG
10/3/14 to 12/23/14	0.25 to 0.26 (c)	489,000	489,000
			14,901,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $16,246,000)			16,246,000
Financial Company Commercial Paper - 9.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
Australia & New Zealand Banking Group Ltd.
9/16/14	0.17%	$ 93,550	$ 93,516
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
9/10/14	0.23	40,000	39,982
BNP Paribas Finance, Inc.
7/2/14 to 7/7/14	0.13	463,000	462,993
Commonwealth Bank of Australia
2/23/15	0.22 (c)	50,000	50,000
General Electric Capital Corp.
11/10/14	0.20	171,000	170,875
JPMorgan Securities LLC
9/3/14	0.27	148,000	147,929
Natexis Banques Populaires U.S. Finance Co. LLC
7/1/14	0.23	350,000	350,000
Skandinaviska Enskilda Banken AB
8/1/14 to 8/15/14	0.24	634,000	633,845
Svenska Handelsbanken, Inc.
9/22/14 to 9/25/14	0.22	605,000	604,686
Toronto Dominion Holdings (U.S.A.)
10/3/14	0.25	151,000	150,901
Toyota Motor Credit Corp.
9/11/14	0.20 (c)	188,000	188,000
United Overseas Bank Ltd.
8/5/14 to 9/4/14	0.20 to 0.22	503,764	503,633
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $3,396,360)			3,396,360
Treasury Debt - 9.9%

U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Notes
7/15/14	0.08	123,241	123,540
U.S. Treasury Obligations - 9.5%
U.S. Treasury Bills
8/14/14 to 6/25/15	0.11 to 0.13	1,134,950	1,134,298
U.S. Treasury Notes
8/31/14 to 3/15/15	0.08 to 0.17	2,444,850	2,458,787
			3,593,085
TOTAL TREASURY DEBT (Cost $3,716,625)			3,716,625
Other Note - 1.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Medium-Term Notes - 1.1%
Svenska Handelsbanken AB
12/15/14 to 12/26/14	0.28% (b)(c)	$ 432,000
(Cost $432,000)			$ 432,000
Variable Rate Demand Note - 0.3%

Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
7/7/14	0.15 (c)	37,000	37,000
Florida - 0.1%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
7/7/14	0.15 (c)	25,155	25,155
Illinois - 0.0%
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, LOC JPMorgan Chase Bank, VRDN
7/7/14	0.05 (c)	25,000	25,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
7/7/14	0.10 (c)(d)	25,000	25,000
Washington - 0.0%
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
7/7/14	0.10 (c)(d)	20,000	20,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $132,155)			132,155
Government Agency Debt - 4.1%

Federal Agencies - 4.1%
Fannie Mae
9/11/14 to 10/21/15	0.13 to 0.14 (c)	514,000	513,951
Federal Home Loan Bank
8/15/14 to 9/14/15	0.08 to 0.13 (c)	700,000	699,916
Freddie Mac
7/16/15 to 7/17/15	0.14 (c)	351,000	350,963
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,564,830)			1,564,830
Other Instrument - 1.1%

Time Deposits - 1.1%
Credit Agricole CIB
7/1/14	0.09	213,000	213,000
ING Bank NV
7/1/14	0.11	185,000	185,000
TOTAL OTHER INSTRUMENT (Cost $398,000)			398,000
Other Municipal Debt - 0.5%
Yield (a)	Principal Amount (000s)	Value (000s)
Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14 (Cost $201,677)	$ 201,100	$ 201,677
Government Agency Repurchase Agreement - 8.8%
	Maturity Amount (000s)
In a joint trading account at:
0.09% dated 6/30/14 due 7/1/14 (Collateralized by U.S. Government Obligations) #	$ 150,003	150,003
0.11% dated 6/30/14 due 7/1/14 (Collateralized by U.S. Government Obligations) #	2,569,633	2,569,625
With:
Citibank NA at 0.08%, dated 6/24/14 due 7/1/14 (Collateralized by U.S. Government Obligations valued at $350,074,546, 1.63% - 10%, 10/1/14 - 7/15/49)	343,210	343,205
Morgan Stanley & Co., Inc. at 0.08%, dated 6/30/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $255,000,567, 3.5% - 4.5%, 6/1/26 - 3/1/44)	250,004	250,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $3,312,833)		3,312,833
Treasury Repurchase Agreement - 15.5%

With Federal Reserve Bank of New York at 0.05%, dated 6/30/14 due 7/1/14 (Collateralized by U.S. Treasury Obligations valued at $5,831,008,109, 2.25%, 7/31/18) (Cost $5,831,000)	5,831,008	5,831,000
Other Repurchase Agreement - 6.5%

Other Repurchase Agreement - 6.5%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.2%, dated 6/24/14 due 7/1/14 (Collateralized by U.S. Government Obligations valued at $26,782,382, 0% - 2.5%, 9/20/35 - 2/20/42)	26,001	26,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A) LLC at: - continued
0.36%, dated 6/30/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $138,240,302, 0.26% - 9.68%, 11/27/24 - 10/15/48)	$ 128,001	$ 128,000
0.44%, dated 6/24/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $39,968,164, 2.6% - 10.75%, 7/2/14 - 7/15/28)	37,003	37,000
0.63%, dated:
6/12/14 due:
9/10/14 (Collateralized by Corporate Obligations valued at $216,068,083, 0.25% - 8.4%, 6/15/25 - 4/10/49)	200,315	200,000
9/12/14 (Collateralized by Corporate Obligations valued at $216,069,273, 0.25% - 1.75%, 2/15/34 - 4/25/47)	200,322	200,000
6/27/14 due:
9/17/14 (Collateralized by Corporate Obligations valued at $69,127,215, 5.5% - 11.88%, 1/15/18 - 12/15/22)	64,092	64,000
9/24/14 (Collateralized by Corporate Obligations valued at $71,287,083, 0% - 11.75%, 1/15/17 - 12/15/37)	66,103	66,000
0.64%, dated:
5/9/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $109,027,717, 0.27% - 5.45%, 1/13/25 - 9/10/47)	103,165	103,000
6/4/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $79,961,273, 0% - 12.63%, 4/1/16 - 2/12/23)	74,118	74,000
0.7%, dated 4/16/14 due 10/14/14 (Collateralized by Corporate Obligations valued at $48,676,269, 6.5% - 10.75%, 10/1/17 - 7/1/24)	45,158	45,000
J.P. Morgan Clearing Corp. at:
0.59%, dated 6/13/14 due 10/14/14 (Collateralized by Equity Securities valued at $113,076,892)	104,210	104,000

	Maturity Amount (000s)	Value (000s)
0.62%, dated 6/25/14 due 11/24/14 (Collateralized by Equity Securities valued at $82,617,405)	$ 76,199	$ 76,000
0.63%, dated 6/19/14 due 9/29/14 (Collateralized by Equity Securities valued at $81,538,907)	75,276	75,000
0.64%, dated 4/8/14 due 10/6/14 (Collateralized by Equity Securities valued at $83,820,739)	77,248	77,000
J.P. Morgan Securities, Inc. at:
0.13%, dated 6/30/14 due 7/1/14 (Collateralized by U.S. Government Obligations valued at $74,160,054, 0% - 13.62%, 6/15/25 - 11/15/45)	72,000	72,000
0.21%, dated 6/25/14 due 7/2/14 (Collateralized by U.S. Government Obligations valued at $77,253,002, 5.1% - 7.55%, 12/15/27 - 10/15/43)	75,003	75,000
0.59%, dated 6/4/14 due 9/29/14 (Collateralized by Commercial Paper Obligations valued at $22,697,336, 8/6/14 -9/17/14)	22,071	22,000
0.61%, dated:
3/5/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $50,860,803, 5.99%, 6/15/49)	47,178	47,000
3/12/14 due 7/10/14 (Collateralized by Mortgage Loan Obligations valued at $177,450,376, 0.29% - 6.25%, 7/15/19 - 8/12/48)	164,333	164,000
5/14/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $88,630,875, 2.56% - 6%, 6/25/35 - 4/15/49)	82,292	82,000
6/4/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $151,267,233, 0.23% - 5.86%, 3/25/35 - 8/25/47)	140,470	140,000
6/16/14 due 9/29/14 (Collateralized by Equity Securities valued at $282,680,594)	260,661	260,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at: - continued
0.61% dated: - continued
6/19/14 due 9/29/14 (Collateralized by Equity Securities valued at $15,220,498)	$ 14,035	$ 14,000
0.63%, dated 6/18/14 due 9/29/14 (Collateralized by Mortgage Loan Obligations valued at $133,948,738, 0.34% - 5.23%, 3/25/35 - 7/25/46)	124,516	124,000
RBC Capital Markets Co. at:
0.25%, dated 6/24/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $46,325,435, 0% - 13.49%, 10/15/20 - 3/1/44)	45,004	45,000
0.29%, dated 6/23/14 due 7/7/14 (Collateralized by U.S. Government Obligations valued at $53,527,122, 0% - 11.59%, 5/15/21 - 5/1/44)	52,039	52,000
0.38%, dated:
6/17/14 due 7/1/14 (Collateralized by Corporate Obligations valued at $39,965,906, 4.63% - 14.75%, 12/1/16 - 5/15/33)	37,005	37,000
6/20/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $48,605,644, 5% - 14.75%, 7/15/16 - 3/15/42)	45,008	45,000
0.4%, dated 6/17/14 due 7/1/14 (Collateralized by Mortgage Loan Obligations valued at $16,065,427, 0.31% - 6.29%, 5/10/24 - 12/12/49)	15,002	15,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $2,469,000)		2,469,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $37,700,480)		37,700,480
NET OTHER ASSETS (LIABILITIES) - 0.1%		27,327
NET ASSETS - 100%		$ 37,727,807
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $432,000,000 or 1.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$150,003,000 due 7/01/14 at 0.09%
BNP Paribas Securities Corp.	$ 67,522
Citibank NA	56,237
Merrill Lynch, Pierce, Fenner & Smith, Inc.	26,244
$ 150,003
$2,569,625,000 due 7/01/14 at 0.11%
BNP Paribas Securities Corp.	$ 351,002
Bank of America NA	675,317
Citibank NA	253,824
Credit Agricole CIB New York Branch	85,865
Credit Suisse Securities (USA) LLC	178,923
Deutsche Bank Securities, Inc.	40,612
HSBC Securities (USA), Inc.	94,914
ING Financial Markets LLC	290,085
J.P. Morgan Securities, Inc.	360,575
Merrill Lynch, Pierce, Fenner & Smith, Inc.	49,953
Morgan Stanley & Co., Inc.	43,513
Societe Generale	145,042
$ 2,569,625
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2014, the cost of investment securities for income tax purposes was $37,700,480,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

June 30, 2014

1.803304.110

TAX-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.4%
	Principal Amount (000s)	Value (000s)
Alabama - 2.3%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.04% 7/1/14, VRDN (c)	$ 3,800	$ 3,800
Series 1995 B, 0.01% 7/1/14, VRDN (c)	3,000	3,000
Series 1995 C, 0.06% 7/1/14, VRDN (c)	4,700	4,700
Series 1995 D, 0.05% 7/1/14, VRDN (c)	2,180	2,180
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.01% 7/1/14, VRDN (c)	1,800	1,800
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.09% 7/7/14 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,750	14,750
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.05% 7/2/14, VRDN (c)	1,400	1,400
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.06% 7/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	15,855	15,855
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.04% 7/1/14, VRDN (c)	5,300	5,300
		52,785
Alaska - 0.1%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.06% 7/7/14, LOC Union Bank NA, VRDN (c)	1,500	1,500
Arizona - 1.1%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 E, 0.08% 7/7/14, LOC Bank of America NA, VRDN (c)	2,400	2,400
(Catholic Healthcare West Proj.):
Series 2005 B, 0.06% 7/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Series 2008 B, 0.05% 7/7/14, LOC PNC Bank NA, VRDN (c)	2,200	2,200
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.1% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,400	1,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000

	Principal Amount (000s)	Value (000s)
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 1,100	$ 1,100
Series Putters 3307, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,600	3,600
Series ROC II R 11980 X, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,030	3,030
Series WF 09 40C, 0.08% 7/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,300	2,300
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 0.07% 7/7/14, LOC Fannie Mae, VRDN (c)	2,250	2,250
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.07% 7/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,300	1,300
		24,080
Arkansas - 0.3%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.07% 7/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	6,000	6,000
California - 1.2%
California Gen. Oblig. Series 2003 C3, 0.06% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,600	1,600
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.07% 7/7/14 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	8,500	8,500
Series RBC O 4, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,000	2,000
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.11% 7/7/14 (Liquidity Facility Bank of America NA) (c)(f)	4,980	4,980
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series WF 08 29C, 0.06% 7/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,100	3,100
Univ. of California Revs. Participating VRDN Series Floaters 09 7C, 0.06% 7/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,500	7,500
		27,680
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - 1.3%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 14 0020, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 11,700	$ 11,700
Series EGL 14 0021, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	16,000	16,000
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.05% 7/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,800	1,800
		30,900
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 3363, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,315	2,315
District Of Columbia - 0.7%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.07% 7/7/14, LOC Freddie Mac, VRDN (c)	3,515	3,515
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.12% 7/7/14, LOC Bank of America NA, VRDN (c)	1,565	1,565
(Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (c)	1,920	1,920
(Washington Drama Society, Inc. Proj.) Series 2008, 0.07% 7/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,300	2,300
		16,455
Florida - 5.0%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.06% 7/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	20,190	20,190
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.06% 7/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,500	2,500
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.08% 7/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,255	7,255

	Principal Amount (000s)	Value (000s)
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.08% 7/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	$ 5,625	$ 5,625
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.06% 7/7/14, LOC Fannie Mae, VRDN (c)	1,700	1,700
Miami-Dade County Series 2014 A, 0.06% 7/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	3,600	3,600
North Broward Hosp. District Rev. Series 2005 A, 0.04% 7/7/14, LOC Wells Fargo Bank NA, VRDN (c)	26,400	26,400
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.06% 7/7/14, LOC Northern Trust Co., VRDN (c)	2,400	2,400
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.11% 7/7/14, LOC Bank of America NA, VRDN (c)	2,500	2,500
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.06% 7/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	8,600	8,600
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.06% 7/7/14, LOC Northern Trust Co., VRDN (c)	1,000	1,000
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.11% 7/7/14, LOC Bank of America NA, VRDN (c)	16,735	16,735
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.09% 7/7/14, LOC Bank of America NA, VRDN (c)	2,200	2,200
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.05% 7/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,000	6,000
RBC Muni. Products, Inc. Trust Participating VRDN 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,700	8,700
		115,405
Georgia - 1.1%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.02% 7/1/14, LOC Wells Fargo Bank NA, VRDN (c)	1,900	1,900
Series 2005 B, 0.02% 7/1/14, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.06% 7/7/14, LOC Branch Banking & Trust Co., VRDN (c)	2,600	2,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Gen. Oblig. Participating VRDN Series 85TP, 0.06% 7/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 6,620	$ 6,620
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.06% 7/7/14, LOC Branch Banking & Trust Co., VRDN (c)	12,375	12,375
		24,895
Illinois - 8.2%
Chicago Gen. Oblig.:
Series 2005 D2, 0.04% 7/1/14, LOC Northern Trust Co., VRDN (c)	2,200	2,200
Series 2007 E, 0.04% 7/1/14, LOC Barclays Bank PLC, VRDN (c)	17,000	17,000
Series 2007 F, 0.04% 7/1/14, LOC JPMorgan Chase Bank, VRDN (c)	10,400	10,400
Chicago Wtr. Rev.:
Series 2004 A1, 0.11% 7/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	21,075	21,075
Series 2004 A2, 0.11% 7/7/14, LOC California Pub. Employees Retirement Sys., VRDN (c)	20,265	20,265
Illinois Fin. Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) Series 2008 B, 0.06% 7/7/14, LOC JPMorgan Chase Bank, VRDN (c)	3,830	3,830
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.06% 7/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,200	1,200
Series 2008 C, 0.06% 7/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.05% 7/7/14, LOC Wells Fargo Bank NA, VRDN (c)	3,700	3,700
(Spertus Institute of Jewish Studies Proj.) 0.06% 7/7/14, LOC Northern Trust Co., VRDN (c)	8,900	8,900
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 D2, 0.03% 7/1/14, LOC PNC Bank NA, VRDN (c)	13,600	13,600
Participating VRDN:
Series BC 11 16B, 0.08% 7/7/14 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	3,950	3,950
Series Putters 3378, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,795	3,795
Series Putters 3379, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,995	4,995
Series 2007 F, 0.05% 7/7/14, LOC Barclays Bank PLC, VRDN (c)	32,200	32,200

	Principal Amount (000s)	Value (000s)
Series 2011 B, 0.01% 7/1/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 1,850	$ 1,850
Series 2012 G, 0.05% 7/7/14, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	1,500	1,500
Illinois Gen. Oblig.:
Series 2003 B, 0.05% 7/7/14, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Series 2003 B2, 0.04% 7/7/14, LOC Royal Bank of Canada, VRDN (c)	2,300	2,300
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.06% 7/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	4,500	4,500
Metropolitan Pier & Exposition Participating VRDN Series MS 3219, 0.08% 7/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	15,000	15,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.02% 7/1/14, LOC Wells Fargo Bank NA, VRDN (c)	10,580	10,580
		187,240
Indiana - 0.8%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 F, 0.04% 7/7/14, LOC Bank of New York, New York, VRDN (c)	1,600	1,600
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.04% 7/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,500	6,500
(Indiana Univ. Health Obligated Group Proj.) Series 2011 D, 0.05% 7/7/14, LOC Northern Trust Co., VRDN (c)	3,400	3,400
Indiana Fin. Auth. Rev. Participating VRDN Series BBT 08 12, 0.05% 7/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,105	6,105
		17,605
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.06% 7/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,300	6,300
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.04% 7/1/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,600	1,600
		7,900
Kentucky - 0.7%
Louisville & Jefferson County Series 2013 C, 0.05% 7/7/14, LOC PNC Bank NA, VRDN (c)	16,000	16,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.8%
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 0.03% 7/1/14, VRDN (c)	$ 6,300	$ 6,300
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2005, 0.01% 7/1/14, VRDN (c)	2,600	2,600
Series 2008 B, 0.01% 7/1/14, VRDN (c)	5,600	5,600
(C-Port LLC Proj.) Series 2008, 0.11% 7/7/14, LOC Bank of America NA, VRDN (c)	2,900	2,900
		17,400
Maryland - 0.7%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.06% 7/7/14, LOC Union Bank NA, VRDN (c)	2,000	2,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.07% 7/7/14, LOC Bank of America NA, VRDN (c)	1,600	1,600
Participating VRDN Series Putters 4424, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,310	5,310
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	7,785	7,785
		16,695
Massachusetts - 3.5%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.09% 7/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	61,850	61,850
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series EGL 14 0012, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Series MS 30911, 0.08% 7/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,630	2,630
		79,480
Michigan - 1.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.08% 7/7/14, LOC Bank of America NA, VRDN (c)	22,400	22,400

	Principal Amount (000s)	Value (000s)
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 14 0028, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 3,000	$ 3,000
Michigan Fin. Auth. Rev. Participating VRDN Series Putters 4286, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.2% 7/1/14, LOC Comerica Bank, LOC JPMorgan Chase Bank, VRDN (c)	300	300
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.08% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,620	6,620
		34,320
Minnesota - 0.8%
Hennepin County Gen. Oblig. Series 2013 C, 0.05% 7/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	10,500	10,500
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C2, 0.04% 7/7/14, LOC Wells Fargo Bank NA, VRDN (c)	6,000	6,000
St. Anthony Multi-Family Rev. (Autumn Woods Proj.) 0.06% 7/7/14, LOC Fannie Mae, VRDN (c)	2,015	2,015
		18,515
Mississippi - 0.7%
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 C, 0.01% 7/1/14 (Chevron Corp. Guaranteed), VRDN (c)	2,850	2,850
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.05% 7/7/14, LOC Wells Fargo Bank NA, VRDN (c)	2,400	2,400
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.11% 7/7/14, LOC Bank of America NA, VRDN (c)	10,150	10,150
		15,400
Missouri - 0.7%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2007 B, 0.03% 7/7/14, VRDN (c)	2,500	2,500
Missouri Health & Edl. Facilities Series 2013 B, 0.05% 7/1/14, LOC Bank of America NA, VRDN (c)	5,365	5,365
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.):
Series 2008 A1, 0.04% 7/1/14, LOC Wells Fargo Bank NA, VRDN (c)	1,290	1,290
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.): - continued
Series 2008 B1, 0.04% 7/1/14, LOC Barclays Bank PLC, VRDN (c)	$ 2,535	$ 2,535
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.07% 7/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (c)	3,010	3,010
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 47, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,500	1,500
		16,200
Nevada - 0.8%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,345	5,345
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.06% 7/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,670	12,670
		18,015
New York - 11.0%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.07% 7/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,240	6,240
Nassau Health Care Corp. Rev.:
Series 2009 B2, 0.07% 7/7/14, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Series 2009 D1, 0.05% 7/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,300	1,300
New York City Gen. Oblig.:
Series 2006 E2, 0.04% 7/1/14, LOC Bank of America NA, VRDN (c)	13,000	13,000
Series 2006 I7, 0.06% 7/7/14, LOC Bank of America NA, VRDN (c)	3,000	3,000
Series 2008 J6, 0.05% 7/1/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	9,500	9,500
Series 2012 G6, 0.03% 7/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	14,100	14,100
Series 2013 F3, 0.04% 7/1/14 (Liquidity Facility Bank of America NA), VRDN (c)	3,000	3,000
Series H2, 0.04% 7/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	15,000	15,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (245 East 124th Street Proj.) Series 2008 A, 0.07% 7/7/14, LOC Freddie Mac, VRDN (c)	1,300	1,300

	Principal Amount (000s)	Value (000s)
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 07 116, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 19,800	$ 19,800
Series ROC II R 11916, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,240	1,240
Series 2008 B1, 0.06% 7/7/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	3,700	3,700
Series 2008 BB2, 0.04% 7/1/14 (Liquidity Facility Bank of America NA), VRDN (c)	54,750	54,750
Series 2009 BB2, 0.08% 7/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,400	4,400
Series 2014 AA, 0.04% 7/1/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	17,700	17,700
Series FF, 0.04% 7/1/14 (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,800	3,800
Series ROC II R 14022, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,185	2,185
Series 2001 A, 0.06% 7/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	1,500	1,500
Series 2003 1D, 0.05% 7/1/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	10,530	10,530
Series 2003 C1, 0.05% 7/1/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	4,495	4,495
Series 2013 A6, 0.04% 7/1/14 (Liquidity Facility California Teachers Retirement Sys.), VRDN (c)	5,400	5,400
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.07% 7/7/14, LOC JPMorgan Chase Bank, VRDN (c)	1,900	1,900
New York Dorm. Auth. Revs. (Rockefeller Univ. Proj.) Series 2009 B, 0.03% 7/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	7,975	7,975
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,425	4,425
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,185	$ 3,185
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.05% 7/7/14, LOC Fannie Mae, VRDN (c)	1,400	1,400
(505 West 37th Street Proj.) Series 2009 A, 0.06% 7/1/14, LOC Landesbank Hessen-Thuringen, VRDN (c)	1,400	1,400
(Taconic West 17th St. Proj.) Series 2009 A, 0.05% 7/7/14, LOC Fannie Mae, VRDN (c)	3,210	3,210
Series 2009 B, 0.05% 7/7/14, LOC Wells Fargo Bank NA, VRDN (c)	3,100	3,100
Series 2011 A2, 0.08% 7/7/14, LOC Wells Fargo Bank NA, VRDN (c)	1,000	1,000
Series 2012 A1, 0.06% 7/7/14, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
Series 2013 A, 0.03% 7/1/14, LOC PNC Bank NA, VRDN (c)	4,675	4,675
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.06% 7/7/14, LOC Bank of America NA, VRDN (c)	4,100	4,100
New York Local Govt. Assistance Corp. Series 2008 BAV, 0.04% 7/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,000	3,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
		251,810
North Carolina - 2.1%
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 11906, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,725	2,725
Series 2006 B, 0.04% 7/7/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	265	265
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.1% 7/7/14, LOC Bank of America NA, VRDN (c)	3,455	3,455
(High Point Univ. Rev.) Series 2006, 0.06% 7/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,610	3,610
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	1,900	1,900

	Principal Amount (000s)	Value (000s)
Series EGL 14 0017, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 10,890	$ 10,890
Series EGL 7053004 Class A, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	13,105	13,105
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.1% 7/7/14, LOC Cr. Industriel et Commercial, VRDN (c)	3,920	3,920
Piedmont Triad Arpt. Auth. Series 2008 A, 0.09% 7/7/14, LOC Branch Banking & Trust Co., VRDN (c)	1,000	1,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,950	4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
		47,920
Ohio - 1.0%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.1% 7/7/14, LOC JPMorgan Chase Bank, VRDN (c)	9,800	9,800
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.06% 7/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,180	5,180
Middletown Hosp. Facilities Rev. Series 2008 A, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (c)	1,000	1,000
Ohio State Univ. Gen. Receipts Series 2005 B, 0.03% 7/7/14, VRDN (c)	6,700	6,700
		22,680
Oklahoma - 0.2%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 37, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,155	5,155
Oregon - 0.9%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 A, 0.05% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	9,200	9,200
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.06% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	8,500	8,500
		20,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 1.8%
Chester County Health & Ed. Auth. Rev. 0.07% 7/7/14, LOC Manufacturers & Traders Trust Co., VRDN (c)	$ 7,180	$ 7,180
Indiana County Hosp. Auth. Series 2014 B, 0.06% 7/7/14, LOC PNC Bank NA, VRDN (c)	3,400	3,400
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.06% 7/7/14, LOC TD Banknorth, NA, VRDN (c)	3,000	3,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.04% 7/7/14, LOC Wells Fargo Bank NA, VRDN (c)	17,000	17,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 45, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
		40,090
Rhode Island - 0.4%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.07% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,900	1,900
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.06% 7/7/14, LOC TD Banknorth, NA, VRDN (c)	1,160	1,160
(New England Institute of Technology Proj.) Series 2008, 0.07% 7/7/14, LOC TD Banknorth, NA, VRDN (c)	5,455	5,455
		8,515
South Carolina - 0.7%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.05% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,295	5,295
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Newberry College Proj.) Series 2008, 0.06% 7/7/14, LOC Branch Banking & Trust Co., VRDN (c)	11,095	11,095
		16,390
Tennessee - 0.9%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.06% 7/7/14, LOC Branch Banking & Trust Co., VRDN (c)	1,400	1,400

	Principal Amount (000s)	Value (000s)
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.12% 7/7/14, LOC Bank of America NA, VRDN (c)	$ 2,885	$ 2,885
Series 2005, 0.07% 7/1/14, LOC Bank of America NA, VRDN (c)	1,200	1,200
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 B, 0.07% 7/7/14, LOC PNC Bank NA, VRDN (c)	15,700	15,700
		21,185
Texas - 8.9%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.06% 7/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,120	10,120
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.07% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	3,440	3,440
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.06% 7/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,930	18,930
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,835	14,835
Series Putters 3742, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,885	7,885
Goose Creek Consolidated Independent School District Participating VRDN Series PZ 219, 0.08% 7/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,574	10,574
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 0.03% 7/1/14 (Exxon Mobil Corp. Guaranteed), VRDN (c)	5,850	5,850
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.05% 7/7/14, LOC Barclays Bank PLC, VRDN (c)	1,400	1,400
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 0.09% 7/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	40,000	40,000
Series ROC II R 10360, 0.05% 7/1/14 (Liquidity Facility Citibank NA) (c)(f)	28,695	28,695
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	$ 6,000	$ 6,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11411, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11885X, 0.08% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	5,180	5,180
Judson Independent School District Participating VRDN Series DB 423, 0.12% 7/7/14 (Liquidity Facility Deutsche Bank AG) (c)(f)	990	990
Leander Independent School District Participating VRDN Series BC 10 28W, 0.08% 7/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,200	7,200
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,040	2,040
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.06% 7/7/14 (Liquidity Facility Cr. Suisse AG) (c)(f)	5,000	5,000
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.06% 7/7/14 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.06% 7/7/14 (Total SA Guaranteed), VRDN (c)	4,100	4,100
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 18, 0.06% 7/7/14 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,200	2,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.05% 7/7/14, LOC PNC Bank NA, VRDN (c)	8,235	8,235
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.08% 7/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,580	1,580
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.09% 7/7/14, LOC Bank of America NA, VRDN (c)	600	600
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.04% 7/7/14, LOC Freddie Mac, VRDN (c)	1,300	1,300
		203,154

	Principal Amount (000s)	Value (000s)
Virginia - 1.3%
Albemarle County Indl. Dev. Auth. 0.05% 7/7/14, LOC Wells Fargo Bank NA, VRDN (c)	$ 2,795	$ 2,795
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.05% 7/1/14, LOC Bank of America NA, VRDN (c)	1,605	1,605
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3285, 0.08% 7/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	8,270	8,270
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.06% 7/7/14, LOC Branch Banking & Trust Co., VRDN (c)	3,350	3,350
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.06% 7/7/14, LOC Bank of New York, New York, VRDN (c)	2,300	2,300
Series 2008 D2, 0.05% 7/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,800	6,800
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 D, 0.06% 7/7/14, VRDN (c)	2,400	2,400
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series BBT 08 48, 0.06% 7/7/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,840	2,840
		30,360
Washington - 3.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,280	7,280
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.06% 7/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,310	3,310
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.08% 7/7/14 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,500	2,500
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.06% 7/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,304	18,304
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.06% 7/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	7,430	7,430
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series GS 06 7T, 0.06% 7/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 24,220	$ 24,220
Series Putters 3539, 0.07% 7/7/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,330	4,330
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.08% 7/7/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	6,250	6,250
(The Cambridge Apts. Proj.) Series 2009, 0.07% 7/7/14, LOC Fannie Mae, VRDN (c)	1,200	1,200
(Willow Tree Grove Apts. Proj.) Series 2011, 0.07% 7/7/14, LOC Freddie Mac, VRDN (c)	4,800	4,800
		79,624
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,494,368)		1,494,368
Other Municipal Debt - 30.1%

Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds Series 2007, 3.5% 12/1/14	2,000	2,028
Alaska - 0.3%
Anchorage Gen. Oblig.:
Series B1, 0.1% 8/1/14, LOC JPMorgan Chase Bank, CP	2,000	2,000
TAN 0.5% 9/16/14	5,400	5,405
		7,405
Arizona - 1.0%
Phoenix Civic Impt. Corp. Series 2011 B1, 0.08% 8/14/14, LOC Barclays Bank PLC, CP	5,500	5,500
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	1,400	1,400
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.1% 8/13/14, LOC Royal Bank of Canada, CP	5,500	5,500
Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	6,400	6,400
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.09% 9/4/14, CP	4,400	4,400
		23,200

	Principal Amount (000s)	Value (000s)
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/14	$ 1,170	$ 1,174
California - 2.8%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.15% tender 8/28/14, CP mode	4,100	4,100
California Gen. Oblig.:
Series 2011 A2, 0.09% 9/2/14, LOC Royal Bank of Canada, CP	3,100	3,100
Series A7, 0.08% 9/24/14, LOC Mizuho Corporate Bank Ltd., CP	900	900
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15 (b)	11,900	12,064
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.09% 9/4/14 (Liquidity Facility Wells Fargo Bank NA), CP	6,000	6,000
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15 (b)	28,500	28,879
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,400	1,400
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15 (b)	1,500	1,528
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	1,600	1,600
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	4,300	4,300
		63,871
Colorado - 0.7%
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.08% 7/7/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)	16,230	16,230
Connecticut - 0.3%
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	1,000	1,024
Series 2014 C:
1% 12/15/14	1,200	1,205
2% 6/15/15	3,700	3,766
Univ. of Connecticut Gen. Oblig. Bonds Series 2014 A, 2% 2/15/15	1,800	1,821
		7,816
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	3,000	3,014
District of Columbia Rev. Bonds Series 2000, 0.09% tender 9/4/14, LOC JPMorgan Chase Bank, CP mode	10,200	10,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.11% 8/6/14, LOC JPMorgan Chase Bank, CP	$ 19,800	$ 19,800
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2A1, 0.08% 8/11/14, LOC Sumitomo Mitsui Banking Corp., CP	1,200	1,200
		34,214
Florida - 1.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.07% tender 8/12/14, LOC Bank of America NA, CP mode	1,900	1,900
Florida Board of Ed. Lottery Rev. Bonds:
Series 2007 B, 5% 7/1/14	2,275	2,275
Series 2010 F, 5% 7/1/14	1,200	1,200
5.25% 7/1/14	1,450	1,450
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2011 A, 5% 6/1/15	5,710	5,965
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14	1,500	1,500
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A:
4.25% 7/1/14	2,700	2,700
5% 7/1/14	1,360	1,360
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.08% 8/5/14, LOC JPMorgan Chase Bank, CP	4,520	4,520
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.09% 8/28/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,500	2,500
0.11% 7/17/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,000	2,000
0.11% 8/14/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,000	2,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.08% 8/5/14, CP	1,300	1,300
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds:
Series 23 Issue 2, 5% 10/1/14	3,600	3,644
Series 25 Issue 2, 4% 10/1/14	2,800	2,827
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds Series 2014 A1, 0.14%, tender 1/26/15 (c)	1,600	1,600
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.14%, tender 1/26/15 (c)	1,900	1,900
		40,641

	Principal Amount (000s)	Value (000s)
Georgia - 0.5%
Cobb County Gen. Obligations TAN 0.5% 11/28/14	$ 2,900	$ 2,905
Georgia Gen. Oblig. Bonds:
Series 2011 I, 4% 11/1/14	1,000	1,013
Series 2012 C, 5% 9/1/14	600	605
Series 2014 A, 5% 2/1/15 (b)	2,000	2,055
Georgia Muni. Elec. Auth. Pwr. Rev. Series B, 0.07% 7/16/14, LOC TD Banknorth, NA, CP	2,600	2,600
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.11% 8/6/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,700	1,700
		10,878
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2013 EI, 5% 8/1/14	2,100	2,109
Illinois - 0.9%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B2, 0.11% 11/5/14, LOC Wells Fargo Bank NA, CP	4,723	4,723
Illinois Fin. Auth. Ed. Rev.:
Series L:
0.08% 7/29/14, LOC PNC Bank NA, CP	1,400	1,400
0.08% 7/29/14, LOC PNC Bank NA, CP	1,400	1,400
0.11% 7/8/14, LOC PNC Bank NA, CP	4,600	4,600
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/16/15 (c)	5,000	5,000
(Hosp. Sisters Svcs. Proj.) Series 2012 H, 0.1% tender 7/8/14, CP mode	1,600	1,600
Series 2012 I, 0.08% tender 8/6/14, CP mode	1,400	1,400
		20,123
Indiana - 0.5%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.08% tender 8/7/14, CP mode	3,200	3,200
0.09% tender 7/8/14, CP mode	7,700	7,700
		10,900
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.29% 9/1/14 (c)	2,600	2,601
Wichita Gen. Oblig. BAN Series 258, 0.5% 10/15/14	4,600	4,600
		7,201
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.9%
Baltimore County Gen. Oblig.:
Series 2011, 0.09% 7/8/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 4,638	$ 4,638
0.08% 7/16/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,850	1,850
0.08% 7/23/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,063	4,063
Maryland Gen. Oblig. Bonds:
Second Series 2010 B, 5% 8/1/14	1,100	1,105
Series 2006, 5% 8/1/14	3,000	3,012
Montgomery County Gen. Oblig. Bonds:
Series 2012 A, 5% 11/1/14	3,000	3,049
Series 2013 MD, 0.09%, tender 9/2/14 (c)	1,800	1,800
		19,517
Michigan - 1.1%
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.12%, tender 1/26/15 (c)	9,700	9,700
0.12%, tender 1/26/15 (c)	4,490	4,490
(Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 8/6/14, CP mode	1,300	1,300
0.1% tender 7/8/14, CP mode	8,770	8,770
		24,260
Minnesota - 0.3%
Minnesota Gen. Oblig. Bonds:
Series 2010 D, 5% 8/1/14	1,375	1,381
Series 2012 A, 5% 8/1/14	1,700	1,707
5% 8/1/14	1,300	1,305
Univ. of Minnesota Gen. Oblig.:
Bonds Series 2011 A, 5% 12/1/14	2,250	2,296
Series 2007 B, 0.08% 8/11/14, CP	1,100	1,100
		7,789
Missouri - 0.1%
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.13%, tender 1/26/15 (c)	1,200	1,200
Nebraska - 2.0%
Nebraska Pub. Pwr. District Rev. Series A:
0.07% 7/1/14, CP	16,850	16,850
0.08% 7/1/14, CP	10,100	10,100
0.08% 7/1/14, CP	1,600	1,600
0.08% 7/1/14, CP	1,500	1,500
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 A, 4% 2/1/15	1,000	1,023

	Principal Amount (000s)	Value (000s)
Series A:
0.1% 8/6/14, CP	$ 7,700	$ 7,700
0.11% 11/5/14, CP	7,000	7,000
		45,773
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.1% 10/9/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,100	1,100
Series 2006 B, 0.08% 8/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,000	2,000
		3,100
New Jersey - 0.1%
Hoboken Gen. Oblig. BAN Series 2014 A, 1% 3/18/15	1,100	1,107
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	1,300	1,306
		2,413
New Mexico - 0.1%
New Mexico Gen. Oblig. Bonds 5% 3/1/15	1,250	1,290
New York - 0.2%
New York Pwr. Auth. Series 2:
0.09% 7/1/14, CP	2,757	2,757
0.1% 8/18/14, CP	1,437	1,437
		4,194
North Carolina - 0.1%
North Carolina Gen. Oblig. Bonds Series 2007 A, 5% 3/1/15	1,200	1,239
Wake County Gen. Oblig. Bonds Series 2009 C, 5% 3/1/15	1,000	1,032
		2,271
Ohio - 1.5%
Franklin County Rev. Bonds Series 2013 OH, 0.14%, tender 1/26/15 (c)	5,000	5,000
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.) Series 2008 B6:
0.1% tender 10/6/14, CP mode	15,000	15,000
0.1% tender 10/29/14, CP mode	9,200	9,200
0.1% tender 8/6/14, CP mode	5,000	5,000
		34,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.09% 8/6/14, LOC State Street Bank & Trust Co., Boston, CP	$ 3,000	$ 3,000
0.09% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	4,500	4,500
		7,500
Oregon - 1.2%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.11%, tender 10/1/14 (c)	1,400	1,400
Oregon Gen. Oblig. TAN:
Series 2013 A, 1.5% 7/31/14	12,100	12,113
Series 2014 A, 2% 6/15/15 (b)	13,280	13,518
		27,031
Pennsylvania - 0.1%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN:
Series 2014, 2% 7/22/15	1,000	1,020
2% 7/11/14	1,100	1,101
		2,121
South Carolina - 0.0%
South Carolina Gen. Oblig. Bonds Series 2010 A, 4% 6/1/15	450	466
Texas - 7.5%
Austin Elec. Util. Sys. Rev. 0.08% 9/2/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,300	4,300
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2013, 2% 10/1/14	1,440	1,446
Harris County Gen. Oblig.:
Series A1, 0.09% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,215	8,215
Series D, 0.09% 9/17/14 (Liquidity Facility JPMorgan Chase Bank), CP	5,720	5,720
Harris County Metropolitan Trans. Auth.:
Series A1:
0.09% 9/8/14 (Liquidity Facility JPMorgan Chase Bank), CP	5,000	5,000
0.13% 12/11/14 (Liquidity Facility JPMorgan Chase Bank), CP	15,250	15,250
Series A3:
0.13% 12/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.14% 12/10/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.13% 9/25/14, CP	4,610	4,610

	Principal Amount (000s)	Value (000s)
Houston Util. Sys. Rev.:
Series B2, 0.07% 7/9/14, LOC Wells Fargo Bank NA, CP	$ 3,100	$ 3,100
Series B4, 0.07% 7/9/14, LOC State Street Bank & Trust Co., Boston, CP	3,800	3,800
Lower Colorado River Auth. Rev.:
Series A:
0.08% 8/15/14, LOC JPMorgan Chase Bank, CP	475	475
0.08% 8/15/14, LOC JPMorgan Chase Bank, CP	1,000	1,000
0.09% 10/7/14, LOC JPMorgan Chase Bank, CP	1,100	1,100
0.08% 7/16/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	800	800
0.08% 8/6/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,900	1,900
0.1% 10/7/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	900	900
0.1% 12/1/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.19%, tender 1/26/15 (c)	6,200	6,200
Series 2013 B, 0.15%, tender 1/26/15 (c)	900	900
Texas A&M Univ. Rev. Series 1993 B:
0.08% 10/6/14, CP	1,504	1,504
0.1% 8/7/14, CP	1,715	1,715
Texas Gen. Oblig.:
Bonds:
Series 2010 B, 5% 10/1/14	820	830
Series 2013, 2% 10/1/14	3,810	3,828
TRAN Series 2013, 2% 8/28/14	66,000	66,189
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.09% 9/10/14, LOC Barclays Bank PLC, CP	5,500	5,500
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A:
5% 7/1/14	1,250	1,250
5% 7/1/15	1,000	1,049
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.07% 8/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,368	1,368
0.08% 7/8/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,283	1,283
0.08% 8/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,130	7,130
0.08% 8/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A: - continued
0.08% 8/7/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 1,100	$ 1,100
0.08% 8/15/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	900	900
0.08% 10/9/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
		172,562
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.11% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), CP	900	900
Riverton Hosp. Rev. Bonds Series WF 11 35C, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,530	5,530
Utah Gen. Oblig. Bonds Series 2004 A, 5% 7/1/14	3,300	3,300
		9,730
Virginia - 0.8%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.14%, tender 1/26/15 (c)	2,800	2,800
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.1% 8/20/14, CP	15,000	15,000
		17,800
Washington - 0.8%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2007 A, 5% 7/1/14	1,000	1,000
(Proj. #3) Series 2007 A, 5% 7/1/15	4,940	5,180
Series 2005 A, 5% 7/1/14	2,815	2,815
Series 2008 A, 5% 7/1/14	1,150	1,150
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2010 B, 5% 2/1/15	1,000	1,028
Washington Gen. Oblig. Bonds:
Series 2010 A, 5% 1/1/15	1,925	1,971
Series 2014 B, 2% 8/1/14	2,915	2,919
Series WF 11-16C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,300	1,300
Washington Health Care Facilities Auth. Rev. Bonds Series 2013 B1, 0.21%, tender 1/26/15 (c)	1,500	1,500
		18,863
Wisconsin - 1.7%
Milwaukee Gen. Oblig.:
Bonds Series 2014 N2, 5% 4/1/15	1,415	1,466
RAN Series 2014 RI, 1% 12/23/14	2,000	2,009

	Principal Amount (000s)	Value (000s)
Wisconsin Gen. Oblig.:
Series 2005 A, 0.1% 8/20/14 (Liquidity Facility Bank of New York, New York), CP	$ 1,341	$ 1,341
Series 2013 A:
0.07% 8/7/14 (Liquidity Facility Bank of New York, New York), CP	1,700	1,700
0.1% 9/4/14 (Liquidity Facility Bank of New York, New York), CP	1,410	1,410
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.12%, tender 1/26/15 (c)	1,220	1,220
Series 2014 B1, 0.14%, tender 1/26/15 (c)	1,300	1,300
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series 2012 J, 0.09% tender 10/7/14, CP mode	900	900
Wisconsin Trans. Rev.:
Series 1997 A, 0.09% 10/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,489	13,484
Series 2006 A:
0.09% 10/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,710	1,710
0.1% 8/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	12,700	12,700
		39,240
TOTAL OTHER MUNICIPAL DEBT (Cost $689,110)		689,110
Investment Company - 3.2%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.05% (d)(e) (Cost $73,333)	73,733,000	73,733
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $2,257,211)		2,257,211
NET OTHER ASSETS (LIABILITIES) - 1.3%		29,580
NET ASSETS - 100%		$ 2,286,791
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,950,000 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,230,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 1,400
Riverton Hosp. Rev. Bonds Series WF 11 35C, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 5,530
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	5/9/13	$ 1,300
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 8
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2014, the cost of investment securities for income tax purposes was $2,257,211,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

June 30, 2014

1.803305.110

TO-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 103.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 3.5%
U.S. Treasury Notes
7/15/14	0.08 to 0.09%	$ 379,783	$ 380,702
U.S. Treasury Obligations - 100.4%
U.S. Treasury Bills
7/3/14 to 10/2/14	0.01 to 0.09	3,782,900	3,782,755
U.S. Treasury Bonds
8/15/14	0.15	55,000	54,990
U.S. Treasury Notes
7/15/14 to 4/30/16	0.04 to 0.09 (b)	6,961,022	6,980,971
			10,818,716
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $11,199,418)			11,199,418
NET OTHER ASSETS (LIABILITIES) - (3.9)%			(421,397)
NET ASSETS - 100%		$ 10,778,021
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2014, the cost of investment securities for income tax purposes was $11,199,418,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

June 30, 2014

1.803306.110

TRES-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 30.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.7%
U.S. Treasury Notes
7/15/14	0.08%	$ 361,825	$ 362,702
U.S. Treasury Obligations - 28.1%
U.S. Treasury Bills
8/14/14 to 6/25/15	0.11 to 0.13	512,330	512,054
U.S. Treasury Notes
7/15/14 to 4/30/16	0.06 to 0.18 (b)	3,267,504	3,281,007
			3,793,061
TOTAL TREASURY DEBT (Cost $4,155,763)			4,155,763
Treasury Repurchase Agreement - 69.1%
	Maturity Amount (000s)
In a joint trading account at:
0.07%, dated 6/30/14 due 7/1/14 (Collateralized by U.S. Treasury Obligations) #	$ 4,911,917	4,911,907
0.07%, dated 6/30/14 due 7/1/14 (Collateralized by U.S. Treasury Obligations) #	508,136	508,135
With:
Barclays Capital, Inc. at 0.07%, dated 6/13/14 due 7/7/14 (Collateralized by U.S. Treasury Obligations valued at $548,139,701, 0.25% - 8.88%, 8/31/14 - 11/15/23)	537,405	537,373

	Maturity Amount (000s)	Value (000s)
BNP Paribas Securities Corp. at:
0.06%, dated 6/20/14 due 7/7/14 (Collateralized by U.S. Treasury Obligations valued at $545,880,527, 0% - 10.63%, 10/23/14 - 11/15/43)	$ 534,408	$ 534,380
0.07%, dated 6/11/14 due 7/7/14 (Collateralized by U.S. Treasury Obligations valued at $363,800,764, 0% - 10.63%, 7/17/14 - 2/15/44)	356,021	356,000
Federal Reserve Bank of New York at 0.05%, dated 6/30/14 due 7/1/14 (Collateralized by U.S. Treasury Obligations valued at $2,489,003,513, 3.75%, 8/15/41)	2,489,003	2,489,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $9,336,795)		9,336,795
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $13,492,558)		13,492,558
NET OTHER ASSETS (LIABILITIES) - 0.1%		14,470
NET ASSETS - 100%		$ 13,507,028
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,911,907,000 due 7/01/14 at 0.07%
BNP Paribas Securities Corp.	$ 180,561
Barclays Capital, Inc.	218,278
Citibank NA	198,435
Credit Agricole CIB New York Branch	2,303,259
Deutsche Bank Securities, Inc.	119,865
HSBC Securities (USA), Inc.	580,422
J.P. Morgan Securities, Inc.	177,174
Societe Generale	354,348
UBS Securities LLC	177,174
Wells Fargo Securities LLC	602,391
$ 4,911,907
$508,135,000 due 7/01/14 at 0.07%
Barclays Capital, Inc.	$ 141,752
Citibank NA	266,495
Merrill Lynch, Pierce, Fenner & Smith, Inc.	99,888
$ 508,135
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2014, the cost of investment securities for income tax purposes was $13,492,558,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 29, 2014